Annual Total Returns- Federated Hermes High Income Bond Fund II (Service Shares) [BarChart] - Service Shares - Federated Hermes High Income Bond Fund II - S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.92%	14.31%	6.73%	2.42%	(2.72%)	14.53%	6.56%	(3.43%)	14.13%	5.46%